Victory Extended Market Index Fund Investment Objectives and Goals - Victory Extended Market Index Fund	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Victory Extended Market Index Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Victory Extended Market Index Fund (the “Fund”) seeks to match, before fees and expenses, the performance of all small- and mid-cap stocks as measured by the Victory Extended Market Index (the “Index”).